NON-CONTROLLING INTERESTS - Summary information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Revenues	$ 4,711	$ 4,096	$ 3,810
Net income (loss)	138	(66)	(45)
Total comprehensive income (loss)	2,628	2,700	2,229
Property, plant and equipment, at fair value	54,283	49,432
Total assets	64,111	55,867
Total borrowings	24,850	21,529
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Net income (loss)	334	209	180
Net income (loss) allocated to non-controlling interests	334	209	180
Carrying value of non-controlling interests	$ 14,755	12,303
Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	77.00%
Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	80.00%
Total
Disclosure of subsidiaries [line items]
Revenues	$ 4,038	3,354	3,076
Net income (loss)	514	229	167
Total comprehensive income (loss)	2,615	1,791	2,194
Net income (loss) allocated to non-controlling interests	334	209	180
Property, plant and equipment, at fair value	40,781	37,163
Total assets	50,152	41,422
Total borrowings	16,334	15,568
Total liabilities	26,281	21,343
Carrying value of non-controlling interests	14,755	12,303
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Revenues	120	137	137
Net income (loss)	25	7	(15)
Total comprehensive income (loss)	(106)	(161)	109
Net income (loss) allocated to non-controlling interests	19	5	(13)
Property, plant and equipment, at fair value	131	1,053
Total assets	852	1,087
Total borrowings	14	179
Total liabilities	240	205
Carrying value of non-controlling interests	$ 477	685
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.00%
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Revenues	$ 324	302	346
Net income (loss)	(66)	64	(34)
Total comprehensive income (loss)	732	895	345
Net income (loss) allocated to non-controlling interests	(31)	43	$ (21)
Property, plant and equipment, at fair value	6,223	5,578
Total assets	6,368	5,673
Total borrowings	1,332	1,331
Total liabilities	1,618	1,552
Carrying value of non-controlling interests	$ 2,617	2,253
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	43.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0043%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	60.00%
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.006%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Revenues	$ 213	195	$ 189
Net income (loss)	44	1	(2)
Total comprehensive income (loss)	183	348	160
Net income (loss) allocated to non-controlling interests	31	2	$ (4)
Property, plant and equipment, at fair value	2,873	2,861
Total assets	3,529	3,510
Total borrowings	1,051	1,048
Total liabilities	1,172	1,180
Carrying value of non-controlling interests	$ 1,675	1,658
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	23.00%
Brookfield Infrastructure Fund III | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0069%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	71.00%
Brookfield Infrastructure Fund III | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0071%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Revenues	$ 451	316	$ 85
Net income (loss)	14	50	20
Total comprehensive income (loss)	586	252	19
Net income (loss) allocated to non-controlling interests	16	38	15
Property, plant and equipment, at fair value	6,060	4,440
Total assets	6,911	5,460
Total borrowings	3,120	2,768
Total liabilities	4,173	3,356
Carrying value of non-controlling interests	$ 2,134	1,410
Brookfield Infrastructure Fund IV | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.00%
Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Revenues	$ 94	0	0
Net income (loss)	4	0	0
Total comprehensive income (loss)	96	0	0
Net income (loss) allocated to non-controlling interests	(1)	0	0
Property, plant and equipment, at fair value	874	0
Total assets	1,324	0
Total borrowings	37	0
Total liabilities	386	0
Carrying value of non-controlling interests	$ 247	0
Brookfield Global Infrastructure Income Fund | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	24.00%
Brookfield Global Infrastructure Income Fund | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	1.50%
Brookfield Global Infrastructure Income Fund | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	24.00%
Brookfield Global Transition Fund
Disclosure of subsidiaries [line items]
Revenues	$ 54	0	0
Net income (loss)	(66)	0	0
Total comprehensive income (loss)	(51)	0	0
Net income (loss) allocated to non-controlling interests	(50)	0	0
Property, plant and equipment, at fair value	1,565	0
Total assets	5,298	0
Total borrowings	497	0
Total liabilities	3,502	0
Carrying value of non-controlling interests	$ 1,461	0
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
Revenues	$ 116	81	123
Net income (loss)	40	10	73
Total comprehensive income (loss)	403	329	108
Net income (loss) allocated to non-controlling interests	20	4	38
Property, plant and equipment, at fair value	2,686	2,417
Total assets	2,984	2,741
Total borrowings	466	516
Total liabilities	520	576
Carrying value of non-controlling interests	$ 1,194	1,029
Canadian Hydroelectric Portfolio | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
The Catalyst Group
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	25.00%
Revenues	$ 131	136	141
Net income (loss)	44	62	65
Total comprehensive income (loss)	(32)	173	173
Net income (loss) allocated to non-controlling interests	11	16	16
Property, plant and equipment, at fair value	1,031	1,129
Total assets	1,053	1,140
Total borrowings	476	507
Total liabilities	491	511
Carrying value of non-controlling interests	$ 115	132
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	25.00%
Isagen
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	77.40%
Revenues	$ 1,135	929	874
Net income (loss)	340	214	247
Total comprehensive income (loss)	467	11	866
Net income (loss) allocated to non-controlling interests	257	162	187
Property, plant and equipment, at fair value	8,264	8,497
Total assets	9,178	9,498
Total borrowings	2,356	2,224
Total liabilities	5,112	4,896
Carrying value of non-controlling interests	$ 3,146	3,493
Isagen | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	23.00%
Isagen | Isagen Institutional Investors
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	52.60%
Isagen | Other Non-Controlling Interests
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.30%
Isagen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	77.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	42.30%
Revenues	$ 1,324	1,239	1,161
Net income (loss)	94	(245)	(360)
Total comprehensive income (loss)	301	(243)	238
Net income (loss) allocated to non-controlling interests	31	(109)	(158)
Property, plant and equipment, at fair value	10,012	10,867
Total assets	11,192	11,939
Total borrowings	6,371	6,902
Total liabilities	8,275	8,916
Carrying value of non-controlling interests	$ 1,452	1,344
TerraForm Power | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	35.50%
TerraForm Power | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	42.00%
Other
Disclosure of subsidiaries [line items]
Revenues	$ 76	19	20
Net income (loss)	41	66	173
Total comprehensive income (loss)	36	187	176
Net income (loss) allocated to non-controlling interests	31	48	$ 120
Property, plant and equipment, at fair value	1,062	321
Total assets	1,463	374
Total borrowings	614	93
Total liabilities	792	151
Carrying value of non-controlling interests	$ 237	$ 299
Other | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.30%
Other | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0071%